Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Detailed information of Intangible assets and Goodwill

($ in thousands)	Customer Relation- ships	Trade Names	Permit Application Costs	Licenses	Other Intangibles (a)	Goodwill	Total
Cost
Balance at January 1, 2020	$6,929	$—	$6,842	$83,447	$2,133	$134,735	$234,086

Additions	—	—	1,910	—	2,720	—	4,630
Additions from acquisitions	52,200	41,800	—	5,900	2,865	321,928	424,693
Foreign exchange	—	—	—	—	—	5	5
Impairment	—	—	—	—	(1,217)	—	(1,217)
Measurement period adjustments	11,400	(2,100)	—	—	(111)	(6,099)	3,090

Balance at December 31, 2020	$70,529	$39,700	$8,752	$89,347	$6,390	$450,569	$665,287
Additions	—	—	3,169		3,002	—	6,171
Additions from acquisitions	24,250	1,400	—	317,200	1,151	212,140	556,141
Foreign exchange	—	—	—	—	—	—	—
Impairment	(62,900)	(39,000)	—	—	(3,783)	(215,551)	(321,234)
Measurement period adjustments	—	—	—	(2,240)	—	(391)	(2,631)
Disposals	—	—	—	—	(476)	—	(476)

Balance at December 31, 2021	$31,879	$2,100	$11,921	$404,307	$6,284	$446,767	$903,258

Accumulated amortization
Balance at January 1, 2020	$(858)	$—	$(3,265)	$—	$(1,022)	$—	$(5,145)

Amortization	(4,271)	(3,970)	(3,853)	—	(1,938)	—	(14,032)

Balance at December 31, 2020	(5,129)	(3,970)	(7,118)	—	(2,960)	—	$(19,177)
Amortization	932	3,275	(3,330)	—	(642)	—	235
Disposal s	—	—	—	—	95	—	95

Balance at December 31, 2021	$(4,197)	$(695)	$(10,448)	$—	$(3,507)	$—	$(18,847)

Net book value
December 31, 2020	$65,401	$35,730	$1,632	$89,347	$3,431	$450,569	$646,110

December 31, 2021	$27,682	$1,405	$1,473	$404,307	$2,777	$446,767	$884,411

Disclosure of estimated amortization expense of intangible assets other than goodwill explanatory
The
following table outlines the estimated annual amortization expense related to intangible assets as of December 31, 2021:

($ in thousands)	Estimated Amortization
2022	$8,672
2023	4,786
2024	4,276
2025	4,349
2026	4,200
Thereafter	7,054

Total estimated amortization	$33,337